Additional Information-Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 117,292	$ 18,713	$ 16,610	$ 11,115
Prepaid expenses and other current assets	1,611	1,009
Total current assets	126,585	121,873
Deferred income tax assets	52	121
TOTAL ASSETS	127,971	130,750
Current liabilities:
Accrued expenses and other current liabilities	2,557	2,871
Deferred revenue-current	1,382	936
Total current liabilities	4,465	20,326
Total liabilities	4,900	28,944
Equity:
Ordinary shares	30	30
Additional paid-in capital and subscription receivable	45,273	37,988
Accumulated other comprehensive income/(loss)	(289)	21,650
Total China Digital TV Holding Co., Ltd. shareholders' equity	119,610	101,480
TOTAL LIABILITIES AND EQUITY	127,971	130,750
CDTV Holding [Member]
Current assets:
Cash and cash equivalents	616	1,551	$ 2,482	$ 4,154
Amounts due from subsidiaries - current	1,862	967
Dividend receivable	6,001	6,001
Prepaid expenses and other current assets	301	189
Total current assets	8,780	8,708
Accounts due from subsidiaries - non-current	1,151	1,151
Investments in subsidiaries and VIE	110,543	92,480
Deferred income tax assets	52	121
TOTAL ASSETS	120,526	102,460
Current liabilities:
Accrued expenses and other current liabilities	743	577
Deferred revenue-current	173	403
Total current liabilities	916	980
Total liabilities	916	980
Equity:
Ordinary shares	30	30
Additional paid-in capital and subscription receivable	44,677	37,988
Retained earnings	75,192	41,812
Accumulated other comprehensive income/(loss)	(289)	21,650
Total China Digital TV Holding Co., Ltd. shareholders' equity	119,610	101,480
TOTAL LIABILITIES AND EQUITY	$ 120,526	$ 102,460